Investments in Associates - Movement In Investments In Associate (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of associates [line items]
Balance at beginning of year	R 125	R 126
Redemption of preference shares from associates	0	0	R (36)
Balance at end of year	111	125	R 126
Rand Refinery
Disclosure of associates [line items]
Dividend income	71	64
Share of profit in associate	R 57	R 63